FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
FINANCIAL EXPENSES, NET
NOTE 14:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2016	2015	2014

Income:

Foreign currency exchange differences	$8	$131	$208
Interest on cash equivalents and restricted deposits	9	4	5

	17	135	213
Expenses:

Amortization of shareholders' convertible loans discount and BCF	1,116	2,684	43
Interest on shareholders' convertible note and loans	270	575	708
Withholding taxes on interest of convertible note and loans from shareholders	-	119	294

Bank commissions and others	100	152	146
Foreign currency exchange differences	25	161	271
Interest on loans from banks and other credit balances	27	21	7

	1,538	3,712	1,469

Total financial expenses, net	$1,521	$3,577	$1,256